Provisions - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Balances at beginning of year	$ 7,202	$ 6,580	$ 5,988
Additions charged (credited) to net income:
Interest expense and similar charges	332	317	213
Personnel expenses - Defined Benefit Plan	146	201	188
Personnel expenses - Defined Contribution Plan	330	300	272
Other	51	(186)	(24)
Actuarial (gains)/losses recognized in the year in Other comprehensive income	(666)	(530)	953
Period provisions	386	1,067	(235)
Contributions from the employer	225	542
Payments to pensioners and pre-retirees with a charge to internal provisions	(191)	(365)	(178)
Other payments	(746)	(413)	(314)
Payments to Defined Contribution Plan	(330)	(300)	(272)
Transfer, exchange differences and other changes	(9)	(11)	(11)
Balances at end of year	6,730	7,202	6,580
Provision for pensions and other employment defined benefit obligations
Provisions
Balances at beginning of year	3,972	4,004	2,863
Additions charged (credited) to net income:
Interest expense and similar charges	332	317	213
Personnel expenses - Defined Benefit Plan	146	201	188
Personnel expenses - Defined Contribution Plan	330	300	272
Other	51	(186)	(24)
Actuarial (gains)/losses recognized in the year in Other comprehensive income	(666)	(530)	953
Contributions from the employer	225	542
Payments to pensioners and pre-retirees with a charge to internal provisions	(191)	(365)	(178)
Payments to Defined Contribution Plan	(330)	(300)	(272)
Transfer, exchange differences and other changes	(9)	(11)	(11)
Balances at end of year	3,860	3,972	4,004
Provision for taxes and other legal contingencies
Provisions
Balances at beginning of year	1,306	1,005	1,220
Additions charged (credited) to net income:
Period provisions	197	624	(33)
Other payments	(431)	(323)	(182)
Balances at end of year	1,072	1,306	1,005
Provisions for off-balance sheet risk
Provisions
Balances at beginning of year	874	952	1,359
Additions charged (credited) to net income:
Period provisions	158	(78)	(407)
Balances at end of year	1,032	874	952
Other provisions member
Provisions
Balances at beginning of year	1,050	619	546
Additions charged (credited) to net income:
Period provisions	31	521	205
Other payments	(315)	(90)	(132)
Balances at end of year	$ 766	$ 1,050	$ 619